Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation

NOTE 8. EQUITY-BASED COMPENSATION

Stock Options

We may grant options to purchase shares of Common Stock to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. During the three months ended March 31, 2013, we did not issue any stock options and 854,997 stock options were exercised with a weighted-average exercise price of $0.16 and 171,667 stock options were forfeited with a weighted-average exercise price of $0.16. During the three months ended March 31, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of $3,198 was added to the total equity-based compensation expense to be amortized. All options issued were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

For the Three Months Ended March 31, 2012
Expected term of options	5.5 years
Expected volatility-range used	54.74%
Expected volatility-weighted average	54.74%
Risk-free interest rate-range used	1.24%-1.37%

Equity-based compensation expense related to options granted under the Plans is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the three months ended March 31, 2013 and 2012, our equity-based compensation expense related to options was $28,119 and $33,780, respectively, which was included in “Selling, general and administrative” in our Condensed Consolidated Statements of Operations. As of March 31, 2013, $100,977 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued.

Restricted Stock

During the three months ended March 31, 2013, we did not issue any shares of restricted stock and 13,334 shares of unvested restricted stock were forfeited. As of March 31, 2013, of the 426,666 shares of restricted stock outstanding, 280,000 shares were unvested. Our shares of restricted stock, vested or unvested, have all of the rights of a stockholder and are subject to certain lock-up provisions. These shares were granted pursuant to our Incentive Compensation Guidelines, which were adopted during the year ended December 31, 2012. No shares of restricted stock were issued during the three months ended March 31, 2012.

For the three months ended March 31, 2013, equity-based compensation expense related to the restricted stock was $13,825, which was included in “Selling, general and administrative” in our Condensed Consolidated Statements of Operations. As of March 31, 2013, $94,317 of equity-based compensation expense remained unrecognized which reflects the unamortized portion of the value of such restricted stock issued.

Equity Participation LLC

In recognition of past, current and future services performed on behalf of the Company and its subsidiaries, our board of directors approved the creation of Equity Participation LLC, a limited liability company owned by various officers and employees of ours, which holds a 16.2% interest in any future profits, to the extent there are any remaining profits available after required distributions are made, that may be realized from the appreciation of existing and future real estate assets owned by our consolidated subsidiary, NexCore Development LLC. Participating officers and employees will be entitled to pre-determined profit interests on a project-by-project basis as determined by our Chief Executive Officer and our board of directors and subject to forfeiture if an employee voluntarily resigns (other than if due to retirement) or is terminated by us for cause. We determined that this award did not have any grant-date value based upon a probability-weighted valuation model. Additionally, commencing with the grant date, Equity Participation LLC has a 1% interest in the operations of NexCore Development LLC, a consolidated subsidiary, which is reflected as “Noncontrolling Interests” in our Condensed Consolidated Financial Statements.

For any future profit received by Equity Participation LLC from our existing three development projects, which are owned through a joint venture structure, 35.0% of such profits interests is held by our Chief Executive Officer, 31.7% is held by our Chief Investment Officer, 16.7% is held by our Chief Operating Officer, and 1.0% to 2.5%, dependent upon the specific project, is held by our Chief Financial Officer. The remaining portion of any such future profits interests is owned by other employees of ours.

NOTE 11. EQUITY-BASED COMPENSATION

Stock Options

We may grant stock options to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. During the year ended December 31, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of $3,198 was added to the total equity-based compensation expense to be amortized. All options issued were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2012	2011
Expected term of options	5.5 years	5.5 years
Expected volatility-range used	54.74%	54.74%
Expected volatility-weighted average	54.74%	54.74%
Risk-free interest rate-range used	1.24%-1.37%	1.60%-2.79%

Equity-based compensation expense related to options granted under the Plans is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2012 and 2011, our equity-based compensation expense related to options was $136,283 and $102,238, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2012, $197,208 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued. We expect to recognize such expense over a remaining weighted average period of 1.7 years.

Stock Options Summary Table

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2012 and 2011, as well as the total options exercisable as of December 31, 2012. No options were exercised or expired during the years ended December 31, 2012 and 2011, respectively. Shares obtained from the exercise of our options are subject to various trading restrictions. During the year ended December 31, 2012, 21,000 options were forfeited.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2010	2,427,079	$0.43
Granted	750,000	0.69	$0.35
Issued and outstanding as of December 31, 2011	3,177,079	0.49		5.5	$—
Granted	1,278,000	0.16	0.01
Cancelled	(750,000)	0.69
Forfeited	(21,000)	0.16
Issued and outstanding as of December 31, 2012	3,684,079	0.33		4.9	692,230
Exercisable as of December 31, 2012	2,135,412	0.46		4.2	318,300

Restricted Stock

During the year ended December 31, 2012, we issued 440,000 shares of Common Stock to certain officers and employees of the Company, of which one-third vested immediately and one-third will vest upon the first and second anniversaries of the grant date, respectively. These shares, vested or unvested, have all of the rights of a shareholder and are subject to certain lock-up provisions. These shares were granted pursuant to our Incentive Compensation Guidelines, which were adopted during the year ended December 31, 2012.

For the year ended December 31, 2012, equity-based compensation expense related to the restricted stock was $62,524, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2012, $113,476 of such expense remained unrecognized which reflects the unamortized portion of the value of such restricted stock issued. We expect to recognize such expense over a remaining weighted average period of 1.9 years.